STATEMENT OF INVESTMENTS
BNY Mellon Equity Income Fund

August 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Banks - 5.8%
Bank of America Corp.	290,936		11,855,642
First Horizon Corp.	488,669		8,107,019
JPMorgan Chase & Co.	211,818		47,616,686
The PNC Financial Services Group, Inc.	36,788		6,809,091
U.S. Bancorp	160,600		7,585,138
			81,973,576
Capital Goods - 4.7%
Emerson Electric Co.	126,612		13,343,639
Fastenal Co.	78,874		5,385,517
Hubbell, Inc.	9,300		3,719,256
Illinois Tool Works, Inc.	16,088		4,073,160
Johnson Controls International PLC	67,953		4,950,376
L3Harris Technologies, Inc.	30,753		7,278,313
Lockheed Martin Corp.	35,523		20,180,616
RTX Corp.	59,600		7,351,064
			66,281,941
Commercial & Professional Services - .7%
Automatic Data Processing, Inc.	10,585		2,920,507
Paychex, Inc.	55,843		7,326,602
			10,247,109
Consumer Discretionary Distribution & Retail - 4.2%
Amazon.com, Inc.	251,088	[a]	44,819,208
Best Buy Co., Inc.	36,489		3,663,496
The Home Depot, Inc.	19,010		7,005,185
The TJX Companies, Inc.	34,900		4,092,723
			59,580,612
Consumer Durables & Apparel - 1.5%
Carter's, Inc.	235,238	[b]	15,502,185
Ralph Lauren Corp.	34,582		5,922,513
			21,424,698
Consumer Services - .6%
Darden Restaurants, Inc.	46,476		7,350,179
The Wendy's Company	66,731	[b]	1,129,089
			8,479,268
Consumer Staples Distribution & Retail - .2%
Target Corp.	21,821		3,352,142
Energy - 6.7%
ConocoPhillips	21,031		2,393,117
Diamondback Energy, Inc.	72,401		14,126,159
EQT Corp.	156,236		5,235,468
Exxon Mobil Corp.	42,238		4,981,550
Occidental Petroleum Corp.	56,030		3,192,589
ONEOK, Inc.	145,476		13,436,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 6.7% (continued)
Phillips 66	80,577		11,305,759
Schlumberger NV	189,156		8,320,972
The Williams Companies, Inc.	447,548		20,484,272
Valero Energy Corp.	81,763		11,997,085
			95,473,134
Equity Real Estate Investment Trusts - 1.4%
Brandywine Realty Trust	32,904	[c]	172,088
BXP, Inc.	77,071	[c]	5,797,281
Healthpeak Properties, Inc.	508,638	[c]	11,332,455
Realty Income Corp.	32,331	[c]	2,008,078
			19,309,902
Financial Services - 4.1%
BlackRock, Inc.	14,500		13,076,245
Blackstone, Inc.	31,938		4,546,694
CME Group, Inc.	35,149		7,583,045
Morgan Stanley	68,212		7,067,445
State Street Corp.	43,300		3,771,430
T. Rowe Price Group, Inc.	39,458		4,184,126
The Goldman Sachs Group, Inc.	16,883		8,614,551
The Western Union Company	131,099		1,599,408
Visa, Inc., Cl. A	25,794		7,128,688
			57,571,632
Food, Beverage & Tobacco - 8.3%
Altria Group, Inc.	668,047		35,920,887
PepsiCo, Inc.	101,312		17,514,819
Philip Morris International, Inc.	323,765		39,916,987
The Coca-Cola Company	325,885		23,616,886
			116,969,579
Health Care Equipment & Services - 3.4%
Baxter International, Inc.	96,300		3,653,622
Becton, Dickinson and Co.	49,339		11,960,267
Medtronic PLC	345,154		30,573,741
The Cigna Group	7,740		2,800,409
			48,988,039
Household & Personal Products - 1.0%
Kimberly-Clark Corp.	72,150		10,437,219
The Procter & Gamble Company	21,645		3,712,983
			14,150,202
Insurance - 3.0%
American International Group, Inc.	118,439		9,125,725
Prudential Financial, Inc.	20,577		2,493,109
The Allstate Corp.	85,186		16,095,043
The Progressive Corp.	58,572		14,771,858
			42,485,735

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Materials - 4.0%
Air Products & Chemicals, Inc.	6,252		1,743,370
Dow, Inc.	107,263		5,747,152
Eastman Chemical Co.	9,863		1,009,675
Freeport-McMoRan, Inc.	158,740		7,029,007
International Paper Co.	36,854		1,784,471
LyondellBasell Industries NV, Cl. A	281,437		27,777,832
Packaging Corp. of America	53,119		11,130,555
Sylvamo Corp.	3,217		254,433
			56,476,495
Media & Entertainment - 6.3%
Alphabet, Inc., Cl. A	185,128		30,246,213
Alphabet, Inc., Cl. C	157,866		26,065,255
Comcast Corp., Cl. A	34,350		1,359,230
Meta Platforms, Inc., Cl. A	44,900		23,406,819
Netflix, Inc.	10,952	[a]	7,681,185
			88,758,702
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
Amgen, Inc.	9,716		3,243,492
Bristol-Myers Squibb Co.	144,247		7,205,138
Danaher Corp.	45,840		12,345,170
Gilead Sciences, Inc.	165,159		13,047,561
Merck & Co., Inc.	139,246		16,493,689
Novartis AG, ADR	190,382	[a,b]	23,015,280
Pfizer, Inc.	184,485		5,351,910
			80,702,240
Semiconductors & Semiconductor Equipment - 12.0%
Broadcom, Inc.	341,412		55,588,702
NVIDIA Corp.	738,202		88,119,173
Qualcomm, Inc.	150,052		26,304,116
			170,011,991
Software & Services - 6.6%
Dolby Laboratories, Inc., Cl. A	47,700		3,403,872
Microsoft Corp.	215,201		89,768,945
			93,172,817
Technology Hardware & Equipment - 9.8%
Apple, Inc.	403,524		92,406,996
Cisco Systems, Inc.	462,097		23,354,382
Hewlett Packard Enterprise Co.	297,614		5,764,783
HP, Inc.	88,127		3,188,435
Juniper Networks, Inc.	90,338		3,512,341
Seagate Technology Holdings PLC	105,469		10,499,439
			138,726,376
Telecommunication Services - 5.3%
AT&T, Inc.	1,295,144		25,773,366

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Telecommunication Services - 5.3% (continued)
Verizon Communications, Inc.		1,180,309		49,313,310
				75,086,676
Transportation - .9%
United Parcel Service, Inc., Cl. B		105,016		13,499,807
Utilities - 3.4%
American Electric Power Co., Inc.		26,000		2,607,280
Constellation Energy Corp.		82,842		16,295,021
Dominion Energy, Inc.		154,313		8,626,097
Duke Energy Corp.		10,591		1,206,844
Entergy Corp.		76,627		9,248,113
Exelon Corp.		42,869		1,632,880
OGE Energy Corp.		96,031		3,798,986
PPL Corp.		110,800		3,535,628
The Southern Company		15,308		1,322,611
				48,273,460
Total Common Stocks (cost $934,263,406)				1,410,996,133
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,112,598)	5.40	4,112,598	[d]	4,112,598

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,393,081)	5.40	27,393,080	[d]	27,393,081
Total Investments (cost $965,769,085)		101.9%		1,442,501,812
Liabilities, Less Cash and Receivables		(1.9%)		(26,284,112)
Net Assets		100.0%		1,416,217,700

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $36,499,886 and the value of the collateral was $37,223,862, consisting of cash collateral of $27,393,081 and U.S. Government & Agency securities valued at $9,830,781. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,410,996,133	-	-	1,410,996,133
Investment Companies	31,505,679	-	-	31,505,679

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2024, accumulated net unrealized appreciation on investments was $476,732,727, consisting of $484,199,279 gross unrealized appreciation and $7,466,552 gross unrealized depreciation.

At August 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.